Variable Interest Entities - Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Interest expense	$ 5,619	$ 5,674	$ 15,940	$ 15,601	$ 22,223	$ 8,291
Depreciation and amortization	6,110	6,699	19,283	20,176	26,982	23,114
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	521	491	1,530	1,540	2,147	1,533
Depreciation and amortization	$ 1,321	$ 1,823	$ 4,824	$ 5,767	$ 7,519	$ 7,098